Share Options Outstanding (Detail) (USD $)				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Scheme II	Dec. 31, 2013 Scheme III	Dec. 31, 2013 Scheme V	Dec. 31, 2013 Scheme VI	Dec. 31, 2013 Scheme IX	Dec. 31, 2013 Scheme X	Dec. 31, 2013 Scheme XI	Dec. 31, 2013 Scheme XII	Dec. 31, 2013 Scheme XIII
Weighted-average exercise price	$ 2.03	$ 2.26	$ 2.20	$ 0.01	$ 0.01	$ 3.03	$ 4.23	$ 2.04	$ 2.04	$ 2.04	$ 2.04	$ 1.18
Number outstanding	5,144,133	4,186,399	4,377,563	6,003	14,656	272,076	301,914	1,000,000	1,551,400	654,000	246,000	1,098,084
Number exercisable	3,036,005			6,003	14,656	131,512	167,729	770,835	1,035,442	427,815	81,712	400,301
Weighted-average remaining contractual life				2 years 8 months 19 days	2 years 11 months 1 day	4 years 9 months 4 days	5 years 5 months 1 day	6 years 10 months 21 days	7 years 4 months 13 days	7 years 9 months	7 years 10 months 17 days	9 years
Intrinsic value	$ 650,000			$ 1.73	$ 1.73							$ 0.56